Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Other Non-Financial Assets

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

			December 31, 2015		December 31, 2014
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1		855,107	855,107	927,679	927,679
Derivative instruments (note 15)
Interest rate swap agreements - assets (1)	Level 2		6,136	6,136	1,051	1,051
Interest rate swap agreements - liabilities (1)	Level 2		(370,952)	(370,952)	(406,783)	(406,783)
Cross currency interest swap agreement (1)	Level 2		(312,110)	(312,110)	(221,391)	(221,391)
Foreign currency contracts	Level 2		(18,826)	(18,826)	(18,407)	(18,407)
Stock purchase warrants (note 3h and 15)	Level 3		10,328	10,328	9,314	9,314
Logitel contingent consideration (see below)	Level 3		(14,830)	(14,830)	(21,448)	(21,448)

Non-recurring
Vessels and equipment (note 18b)	Level 2		100,600	100,600	—	—
Assets held for sale (note 18b)	Level 2		55,450	55,450	—	—
Other
Loans to equity-accounted investees and joint venture partners - Current		(2)	7,127	(2)	26,209	(2)
Loans to equity-accounted investees and joint venture partners - Long-term		(2)	184,390	(2)	227,217	(2)
Long-term receivable (3)	Level 2		16,453	16,427	17,137	17,164

Long-term debt - public (note 8)	Level 1		(1,493,915)	(1,161,729)	(1,371,174)	(1,405,711)

Long-term debt - non-public (note 8)	Level 2		(5,890,171)	(5,881,483)	(5,280,802)	(5,263,586)

(1)

The fair value of the Company’s interest rate swap agreements at December 31, 2015 includes $21.7 million (December 31, 2014 - $24.5 million) accrued interest expense which is recorded in accrued liabilities on the consolidated balance sheets.

(2)

In the consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the loans to joint venture partners together with the joint venture partner’s equity investment in joint ventures form the net aggregate carrying value of the Company’s interest in the joint ventures. The fair value of the individual components of such aggregate interests is not determinable.

(3)

As at December 31, 2015, the estimated fair value of the non-interest bearing receivable was based on the remaining future fixed payments of $18.2 million to be received from BG, as part of the ship construction support agreement, as well as an estimated discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate was based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3)

Changes in fair value during the year ended December 31, 2015 for one of the Company’s derivative instruments, the TIL stock purchase warrants, which are described below and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2015	2014
	$	$
Fair value at the beginning of the year	9,314	—
Fair value on issuance	—	6,840
Unrealized gain included in earnings	1,014	2,474

Fair value at the end of the year	10,328	9,314

Changes in Estimated Fair Value of Contingent Consideration Liability Relating to Acquisition of Logitel

Changes in the estimated fair value of Teekay Offshore’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the year ended December 31, 2015 is as follows:

	Year Ended December 31,
	2015	2014
	$	$
Balance at beginning of year	(21,448)	—
Acquisition of Logitel	2,569	(21,170)
Settlement of liability	3,540	—
Unrealized gain (loss) included in Other income	509	(278)

Balance at end of year	(14,830)	(21,448)